SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Abstract]
Office equipment at cost	$ 31,312	$ 25,078
Less: Accumulated depreciation	(27,397)	(25,078)
Total property, plant, and equipment	$ 3,915